Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Canada ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
Bombardier Inc., Class B(a)	82,967	$13,663,477
CAE Inc.(a)	384,795	10,345,091
		24,008,568
Automobile Components — 0.5%
Magna International Inc.	339,777	16,594,354
Banks — 24.4%
Bank of Montreal	920,356	116,156,705
Bank of Nova Scotia (The)	1,583,206	109,746,442
Canadian Imperial Bank of Commerce	1,194,903	102,991,926
National Bank of Canada	497,220	60,170,220
Royal Bank of Canada	1,798,618	277,325,286
Toronto-Dominion Bank (The)	2,226,597	187,008,973
		853,399,552
Broadline Retail — 1.7%
Canadian Tire Corp. Ltd., Class A, NVS	65,431	7,975,142
Dollarama Inc.	352,231	50,649,984
		58,625,126
Capital Markets — 4.6%
Brookfield Asset Management Ltd., Class A	464,159	24,452,671
Brookfield Corp., Class A	2,520,429	118,514,000
IGM Financial Inc.	104,404	4,269,698
TMX Group Ltd.	354,375	13,019,151
		160,255,520
Chemicals — 1.0%
Nutrien Ltd.	620,335	36,107,230
Commercial Services & Supplies — 1.4%
Element Fleet Management Corp.	512,183	13,623,273
GFL Environmental Inc.	266,607	12,137,491
RB Global Inc.	234,823	23,083,213
		48,843,977
Construction & Engineering — 1.5%
AtkinsRealis Group Inc.	161,299	10,076,498
Stantec Inc.	145,222	14,012,476
WSP Global Inc.	165,916	29,132,212
		53,221,186
Consumer Staples Distribution & Retail — 3.6%
Alimentation Couche-Tard Inc.	964,779	52,524,517
Empire Co. Ltd., NVS	162,504	6,016,643
George Weston Ltd.	223,165	15,372,187
Loblaw Companies Ltd.	763,010	33,936,732
Metro Inc./CN	265,411	19,152,059
		127,002,138
Containers & Packaging — 0.3%
CCL Industries Inc., Class B, NVS	187,924	11,508,488
Diversified Telecommunication Services — 0.3%
BCE Inc.	95,694	2,250,858
TELUS Corp.	637,173	8,380,436
		10,631,294
Electric Utilities — 2.0%
Emera Inc.	379,250	18,519,460
Fortis Inc./Canada	636,858	33,464,155
Hydro One Ltd.(b)	418,072	16,418,327
		68,401,942
Electronic Equipment, Instruments & Components — 1.4%
Celestica Inc.(a)	147,402	50,621,609
Security	Shares	Value
Food Products — 0.3%
Saputo Inc.	317,923	$8,997,713
Gas Utilities — 0.3%
AltaGas Ltd.	384,399	11,884,474
Ground Transportation — 4.6%
Canadian National Railway Co.	678,291	65,045,459
Canadian Pacific Kansas City Ltd.	1,182,452	85,867,279
TFI International Inc.	101,782	8,922,905
		159,835,643
Hotels, Restaurants & Leisure — 0.8%
Restaurant Brands International Inc.	395,595	28,679,187
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp.	72,726	3,016,871
Insurance — 7.9%
Fairfax Financial Holdings Ltd.	25,143	43,215,122
Great-West Lifeco Inc.	355,262	16,435,427
iA Financial Corp. Inc.	118,886	13,925,686
Intact Financial Corp.	226,499	46,184,758
Manulife Financial Corp.	2,190,669	77,189,553
Power Corp. of Canada	709,385	36,066,982
Sun Life Financial Inc.	728,466	43,089,198
		276,106,726
IT Services — 7.7%
CGI Inc.	255,852	22,708,021
Shopify Inc., Class A(a)	1,547,969	245,701,101
		268,409,122
Metals & Mining — 14.0%
Agnico Eagle Mines Ltd.	639,778	111,542,819
Alamos Gold Inc., Class A	535,395	20,083,299
Barrick Mining Corp.	2,184,399	90,520,982
First Quantum Minerals Ltd.(a)	899,876	20,387,187
Franco-Nevada Corp.	244,497	51,429,313
Ivanhoe Mines Ltd., Class A(a)(c)	948,598	9,910,573
Kinross Gold Corp.	1,565,429	44,068,823
Lundin Gold Inc.(c)	137,790	11,603,368
Lundin Mining Corp.	883,779	16,544,176
Pan American Silver Corp.	535,535	24,457,293
Teck Resources Ltd., Class B	597,743	25,645,054
Wheaton Precious Metals Corp.	577,010	63,512,597
		489,705,484
Multi-Utilities — 0.1%
Canadian Utilities Ltd., Class A, NVS	170,723	5,176,238
Oil, Gas & Consumable Fuels — 15.9%
ARC Resources Ltd.	747,338	13,326,890
Cameco Corp.	553,330	49,098,658
Canadian Natural Resources Ltd.	2,669,448	90,220,064
Cenovus Energy Inc.	1,815,004	32,424,469
Enbridge Inc.	2,769,929	135,161,515
Imperial Oil Ltd.	226,633	22,420,847
Keyera Corp.	290,588	9,405,199
Pembina Pipeline Corp.	736,391	28,713,690
Suncor Energy Inc.	1,573,282	70,487,807
TC Energy Corp.	1,321,378	72,250,523
Tourmaline Oil Corp.	452,566	20,758,868
Whitecap Resources Inc.	1,563,761	13,058,851
		557,327,381
Professional Services — 0.8%
Thomson Reuters Corp.	200,008	27,093,287

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Canada ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development — 0.2%
FirstService Corp.	51,769	$8,118,855
Software — 2.4%
Constellation Software Inc.	25,598	62,646,363
Descartes Systems Group Inc. (The)(a)	109,238	8,987,150
Open Text Corp.	328,792	11,044,042
		82,677,555
Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear Inc.	227,543	12,708,670
Trading Companies & Distributors — 0.3%
Toromont Industries Ltd.	103,311	12,096,876
Wireless Telecommunication Services — 0.5%
Rogers Communications Inc., Class B, NVS	461,008	18,035,212
Total Common Stocks — 99.7% (Cost: $2,965,538,992)		3,489,090,278
Warrants
Software — 0.0%
Constellation Software, Inc., ((Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	34,014	0
Total Warrants — 0.0% (Cost: $—)		0
Total Long-Term Investments — 99.7% (Cost: $2,965,538,992)		3,489,090,278
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(e)(f)(g)	12,439,449	$12,445,669
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(e)(f)	1,310,000	1,310,000
Total Short-Term Securities — 0.4% (Cost: $13,754,766)		13,755,669
Total Investments — 100.1% (Cost: $2,979,293,758)		3,502,845,947
Liabilities in Excess of Other Assets — (0.1)%		(4,513,545)
Net Assets — 100.0%		$3,498,332,402

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,936,045	$4,510,176 (a)	$—	$(552)	$—	$12,445,669	12,439,449	$9,642 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,320,000	—	(10,000)(a)	—	—	1,310,000	1,310,000	11,591	—
				$(552)	$—	$13,755,669		$21,233	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	33	12/18/25	$8,699	$522,412

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Canada ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,489,090,278	$—	$—	$3,489,090,278
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	13,755,669	—	—	13,755,669
	$3,502,845,947	$—	$—	$3,502,845,947
Derivative Financial Instruments(a)
Assets
Equity Contracts	$522,412	$—	$—	$522,412

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares